Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: 6.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.50%
Innovator Equity Defined Protection ETF™ - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: 602.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
Innovator Equity Defined Protection ETF™ - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: 649.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)